Financial Instruments (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Interest rate swaps-liability position, at fair value	$ 54,244	$ 52,117
Forward contracts - asset position	$ 194	$ 352